Financial Risk Management	12 Months Ended
Dec. 31, 2017
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Financial Risk Management

NOTE 17—FINANCIAL RISK MANAGEMENT

Financial risk management objectives and policies of the TIM Group

The TIM Group is exposed to the following financial risks in the ordinary course of its business operations:

•	market risk: stemming from changes in interest rates and exchange rates in connection with financial assets that have been originated and financial liabilities that have been assumed;

•	credit risk: representing the risk of non-fulfillment of obligations undertaken by the counterparty with respect to the liquidity investments of the Group;

•	liquidity risk: connected with the need to meet short-term financial commitments.

These financial risks are managed by:

•	the establishment, at central level, of guidelines for directing operations;

•	the work of an internal committee that monitors the level of exposure to market risks in accordance with preestablished general objectives;

•	the identification of the most suitable financial instruments, including derivatives, to reach preestablished objectives;

•	the monitoring of the results achieved;

•	the exclusion of the use of financial instruments for speculative purposes.

The policies for the management and the sensitivity analyses of the above financial risks by the TIM Group are described below.

Identification of risks and analysis

The TIM Group is exposed to market risks, as a result of changes in interest rates and exchange rates, in the markets in which it operates or has bond issues, mainly in Europe, the United States, Great Britain and Latin America.

The financial risk management policies of the TIM Group are directed towards diversifying market risks, hedging exchange rate risk in full and minimizing interest rate exposure by an appropriate diversification of the portfolio, which is also achieved by using carefully selected derivative financial instruments.

The Group sets an optimum composition for the fixed-rate and variable-rate debt structure and uses derivative financial instruments to achieve that set composition. In consideration of the Group’s operating activities, the optimum combination of medium/long-term non-current financial liabilities has been set, on the basis of the nominal amount, in the range 65%-75% for the fixed-rate component and 25%-35% for the variable-rate component.

In managing market risk, the Group has adopted Guidelines on “Management and control of financial risk” and mainly uses the following financial derivatives:

•	Interest Rate Swaps (IRS), to modify the profile of the original exposure to interest rate risks on loans and bonds, both fixed and variable;

•	Cross Currency and Interest Rate Swaps (CCIRS) and Currency Forwards, to convert loans and bonds issued in currencies other than euro—principally in US dollars and British pounds—to the functional currencies of the operating companies.

Derivative financial instruments are designated as fair value hedges for managing exchange rate and interest rate risk on instruments denominated in currencies other than euro and for managing interest rate risk on fixed-rate loans. Derivative financial instruments are designated as cash flow hedges when the objective is to pre-set the exchange rate of future transactions and the interest rate.

All derivative financial instruments are entered into with banking and financial counterparties with at least a “BBB-” rating from Standard & Poor’s or an equivalent rating, and an outlook that is not negative. The exposure to the various market risks can be measured by sensitivity analyses, as set forth in IFRS 7. This analysis illustrates the effects produced by a given and assumed change in the levels of the relevant variables in the various reference markets (exchange rates, interest rates and prices) on finance income and expenses and, at times, directly on equity. The sensitivity analysis was performed based on the suppositions and assumptions indicated below:

•	sensitivity analyses were performed by applying reasonably likely changes in the relevant risk variables to the amounts in the consolidated financial statements at December 31, 2017;

•	the changes in value of fixed-rate financial instruments, other than derivatives, produced by changes in the reference interest rates, generate an impact on profit only when, in accordance with IAS 39, they are accounted for at their fair value. All fixed-rate instruments, which are accounted for at amortized cost, are not subject to interest rate risk as defined by IFRS 7;

•	in the case of fair value hedge relationships, fair value changes of the underlying hedged item and of the derivative instrument, due to changes in the reference interest rates, offset each other almost entirely in the income statement for the year. As a result, these financial instruments are not exposed to interest rate risk;

•	the changes in value of designated financial instruments in a cash flow hedge relationship, produced by changes in interest rates, generate an impact on the debt level and on equity; accordingly, they are included in this analysis;

•	the changes in value, produced by changes in the reference interest rates, of variable-rate financial instruments, other than derivatives, which are not part of a cash flow hedge relationship, generate an impact on the finance income and expenses for the year; accordingly they are included in this analysis.

Exchange rate risk—Sensitivity analysis

At December 31, 2017 (and also at December 31, 2016), the exchange rate risk of the Group’s loans denominated in currencies other than the functional currency of the consolidated financial statements was hedged in full. Accordingly, a sensitivity analysis was not performed on exchange risk.

Interest rate risk—Sensitivity analysis

The change in interest rates on the variable component of payables and liquidity may lead to higher or lower finance income and expenses, while the changes in the level of the expected interest rate affect the fair value measurement of the Group’s derivatives. In particular:

•	with respect to derivatives that convert the liabilities contracted by the Group to fixed rates (cash flow hedging), in line with international accounting standards that regulate hedge accounting, the fair value (mark-to-market) measurement of such instruments is set aside in a specific unavailable Equity reserve. The combined change of the numerous market variables to which the mark-to-market calculation is subject between the transaction inception date and the measurement date renders any assumption about the trend of the variables of little significance. As the contract expiration date approaches, the accounting effects described will gradually be absorbed until they cease to exist;

•	if at December 31, 2017 the interest rates in the various markets in which the TIM Group operates had been 100 basis points higher/lower compared to the actual rates, then higher/lower finance expenses, before the income tax effect, would have been recognized in the income statement of 50 million euros (50 million euros at December 31, 2016).

Allocation of the financial structure between fixed rate and variable rate

As for the allocation of the financial structure between the fixed-rate component and the variable-rate component, for both financial assets and liabilities, reference should be made to the following tables. They show the nominal repayment/investment amount (insofar as that amount expresses the effective interest rate exposure of the Group) and, as far as financial assets are concerned, the intrinsic nature (financial characteristics and duration) of the transactions under consideration rather than just the stated contractual terms alone. Bearing that in mind, a transaction whose characteristics (short or very short time frame and frequent renewal) are such that the interest rate is periodically reset on the basis of market parameters, even though the contract does not call for re-fixing the interest rate (such as in the case of bank deposits), has been considered in the category of variable rate.

Total financial liabilities (at the nominal repayment amount)

	As of December 31, 2017			As of December 31, 2016
	Fixed rate	Variable rate	Total	Fixed rate	Variable rate	Total
	(millions of euros)
Bonds	17,237	4,538	21,775	17,978	4,439	22,417
Loans and other financial liabilities	3,689	3,881	7,570	3,588	4,505	8,093

Total non-current financial liabilities (including the current portion of medium/long-term financial liabilities)	20,926	8,419	29,345	21,566	8,944	30,510
Total current financial liabilities(*)	282	700	982	221	375	596

Total	21,208	9,119	30,327	21,787	9,319	31,106

(*)	At December 31, 2017, variable-rate current liabilities included 38 million euros of payables to other lenders for installments paid in advance, which are classified in this line item even though they are not correlated to a definite rate parameter (83 million euros at December 31, 2016).

Total financial assets (at the nominal investment amount)

	As of December 31, 2017			As of December 31, 2016
	Fixed rate	Variable rate	Total	Fixed rate	Variable rate	Total
	(millions of euros)
Cash and cash equivalents		2,930	2,930		2,592	2,592
Securities	623	1,100	1,723	1,390	1,586	2,976
Other receivables	927	79	1,006	1,531	167	1,698

Total	1,550	4,109	5,659	2,921	4,345	7,266

With respect to variable-rate financial instruments, the contracts provide for revisions of the relative parameters to take place within the subsequent 12 months.

Effective interest rate

As to the effective interest rate, for the categories where that parameter can be determined, such parameter refers to the original transaction net of the effect of any derivative hedging instruments.

The disclosure, since it is provided by class of financial asset and liability, was determined, for purposes of calculating the weighted average, using the carrying amount adjusted by accruals, prepayments, deferrals and changes in fair value: this is therefore the amortized cost, net of accruals and any changes in fair value as a consequence of hedge accounting.

Total financial liabilities

	As of December 31, 2017		As of December 31, 2016
	Adjusted carrying amount	Effective interest rate	Adjusted carrying amount	Effective interest rate
	(millions of euros)	(%)	(millions of euros)	(%)
Bonds	21,521	4.96	22,141	5.44
Loans and other financial liabilities	8,599	3.59	9,487	3.88

Total	30,120	4.57	31,628	4.97

Total financial assets

	As of December 31, 2017		As of December 31, 2016
	Adjusted carrying amount	Effective interest rate	Adjusted carrying amount	Effective interest rate
	(millions of euros)	(%)	(millions of euros)	(%)
Cash and cash equivalents	2,930	0.05	2,592	0.05
Securities	1,723	4.07	2,976	7.17
Other receivables	326	2.03	230	5.23

Total	4,979	1.57	5,798	3.91

As for financial assets, the weighted average effective interest rate is not essentially influenced by the existence of derivatives.

As for market risk management using derivatives, reference should be made to the Note “Derivatives”.

Credit risk

Exposure to credit risk for the TIM Group consists of possible losses that could arise from the failure of either commercial or financial counterparties to fulfill their assumed obligations. Such exposure mainly stems from general economic and financial factors, the potential occurrence of specific insolvency situations of some borrowers and other more strictly technical-commercial or administrative factors.

The TIM Group’s maximum theoretical exposure to credit risk is represented by the carrying amount of the financial assets and trade receivables recorded in the financial statements.

Risk related to trade receivables is managed using customer scoring and analysis systems. For specific categories of trade receivables, the Group also makes use of factoring, mainly on a “non-recourse” basis.

Provision charges for bad debts are recorded for specific credit positions that have an element of individual risk. On credit positions that do not have such characteristics, provision charges are recorded by customer segment according to the average uncollectibility estimated on the basis of statistics. Further details are provided in the Note “Trade and miscellaneous receivables and other current assets”.

For the credit risk relating to the asset components which contribute to the determination of “Net financial debt”, it should be noted that the management of the Group’s liquidity is guided by conservative criteria and is principally based on the following:

•	money market management: the investment of temporary excess cash resources;

•	bond portfolio management: the investment of a permanent level of liquidity and the investment of that part of medium term liquidity, as well as the improvement in the average yield.

In order to limit the risk of the non-fulfillment of the obligations undertaken by the counterparty, deposits of the European companies are made with leading banking and financial institutions rated no lower than “investment grade”. Investments by the companies in South America are made with leading local counterparties. Moreover, deposits are made generally for periods of less than three months. With respect to other temporary investments of liquidity, there is a bond portfolio in which the investments have a low level of risk. All investments have been carried out in compliance with the Group Guidelines on “Management and control of financial risk”.

In order to minimize credit risk, the Group also pursues a diversification policy for its investments of liquidity and allocation of its credit positions among different banking counterparties. Consequently, there are no significant positions with any one single counterparty.

Liquidity risk

The Group aims to achieve an “adequate level of financial flexibility” which is expressed by maintaining a current treasury margin to cover the refinancing requirements at least for the next 12 months with irrevocable bank lines and liquidity.

14% of gross financial debt at December 31, 2017 (nominal repayment amount) will become due in the next 12 months.

Current financial assets at December 31, 2017, together with unused committed bank lines, are sufficient to fully cover the Group’s financial liabilities due at least for the next 24 months.

The following tables report the contractual cash flows, not discounted to present value, relative to gross financial debt at nominal repayment amounts and the interest flows, determined using the terms and the interest and exchange rates in place at December 31, 2017. The portions of principal and interest of the hedged liabilities includes both the disbursements and the receipts of the relative hedging derivatives.

Financial liabilities—Maturities of contractually expected disbursements

		Maturing by December 31, of the year
		2018	2019	2020	2021	2022	After 2022	Total
		(millions of euros)
Bonds	Principal	1,739	2,424	1,267	564	3,087	12,694	21,775
	Interest	1,022	899	764	708	671	5,669	9,733

Loans and other financial liabilities	Principal	1,264	1,731	603	628	714	243	5,183
	Interest	37	(21)	(26)	(53)	(74)	(681)	(818)

Finance lease liabilities	Principal	138	114	113	113	83	1,826	2,387
	Interest	158	127	120	112	105	1,196	1,818

Non-current financial liabilities(*)	Principal	3,141	4,269	1,983	1,305	3,884	14,763	29,345
	Interest	1,217	1,005	858	767	702	6,184	10,733

Current financial liabilities	Principal	982	—	—	—	—	—	982
	Interest	3	—	—	—	—	—	3

Total financial liabilities	Principal	4,123	4,269	1,983	1,305	3,884	14,763	30,327
	Interest	1,220	1,005	858	767	702	6,184	10,736

(*)	These include hedging and non-hedging derivatives.

Derivatives on financial liabilities—Contractually expected interest flows

	Maturing by December 31, of the year
	2018	2019	2020	2021	2022	After 2022	Total
	(millions of euros)
Disbursements	414	342	296	295	295	2,613	4,255
Receipts	(520)	(473)	(400)	(400)	(399)	(3,451)	(5,643)

Hedging derivatives—net (receipts) disbursements	(106)	(131)	(104)	(105)	(104)	(838)	(1,388)

Disbursements	58	38	23	12	12	16	159
Receipts	(62)	(38)	(19)	(11)	(10)	(15)	(155)

Non-hedging derivatives—net (receipts) disbursements	(4)	—	4	1	2	1	4

Total net (receipts) disbursements	(110)	(131)	(100)	(104)	(102)	(837)	(1,384)

Market value of derivatives

In order to determine the fair value of derivatives, the TIM Group uses various valuation models.

The mark-to-market calculation is determined by the present value discounting of the interest and notional future contractual flows using market interest rates and exchange rates.

The notional amount of IRS does not represent the amount exchanged between the parties and therefore does not constitute a measurement of credit risk exposure which, instead, is limited to the amount of the difference between the interest rates paid/received.

The market value of CCIRSs, on the other hand, also depends on the differential between the reference exchange rate at the date of signing the contract and the exchange rate at the date of measurement, since CCIRSs involve the exchange of the reference interest and principal, in the respective currencies of denomination.

The options are measured according to the Black & Scholes or Binomial models and involve the use of various measurements factors, such as: time horizon of the life of the option, risk-free rate of return, current price, volatility and any cash flows (e.g. dividend) of the underlying instrument, and exercise price.